RELATED PARTY TRANSACTIONS - Schedule of Transactions With Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Purchases of services and materials		¥ 17,819	¥ 11,117	¥ 3,685
Construction Services Provided by Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities		1,608	5,728	12,020
Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities		2,443	7,168	4,629
Promissory Note
Related Party Transaction [Line Items]
Interest incurred		4,547
Country Garden Intelligent Services Group Co., Ltd
Related Party Transaction [Line Items]
Purchases of services and materials		5,982	328
Guangdong Phoenix Holiday International Travel Service Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials		3,209	2,446	67
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials		2,063	2,069	1,186
Foshan Shunde Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials		1,543	1,532
Zengcheng Crystal Water Plant Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials		1,386	1,296	951
Guangdong Shunde Phoenix Optimal Commercial Co., Ltd
Related Party Transaction [Line Items]
Purchases of services and materials		999
Guangzhou Country Garden Shuttle Bus Services Limited
Related Party Transaction [Line Items]
Purchases of services and materials		727	760	1,232
Huidong Country Garden Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Purchases of services and materials		200	814
Zhaoqing Contemporary Zhumei Furnishing Co., Ltd
Related Party Transaction [Line Items]
Purchases of services and materials		47		152
Others
Related Party Transaction [Line Items]
Purchases of services and materials		1,663	1,872	97
Others | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities			37	1,278
Guangdong Elite Architectural Co., Ltd | Construction Services Provided by Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities		817
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd | Construction Services Provided by Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities		791
Guangyuan Country Garden Investment Co., Ltd. | Construction Services Provided by Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities				12,000
Guangdong Giant Leap Construction Co., Ltd. | Construction Services Provided by Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities			5,728	20
Huidong Country Garden Real Estate Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities		1,595	3,445	1,851
Kaiping Country Garden Property Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities			1,500	¥ 1,500
Changsha Ningxiang Country Garden Property Development Co., Ltd. | Services Provided to Other Entities
Related Party Transaction [Line Items]
Services provided by/to other entities		848	¥ 2,186
Fine Nation Group Limited | Promissory Note
Related Party Transaction [Line Items]
Interest incurred		¥ 4,547
Principal amount | $	$ 100,000